Matthews Asia Innovators FundMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.2%
	Shares	Value
China/Hong Kong: 35.6%
Contemporary Amperex Technology Co., Ltd. A Shares	191,340	$11,354,611
Tencent Holdings, Ltd.	163,700	10,324,949
Alibaba Group Holding, Ltd.	635,300	9,958,003
NAURA Technology Group Co., Ltd. A Shares	149,882	9,886,139
Montage Technology Co., Ltd. H Shares[b]	334,200	6,563,638
Jiangsu Hengrui Pharmaceuticals Co., Ltd. A Shares	745,312	6,040,770
Acter Technology Integration Group Co., Ltd. A Shares	370,100	5,686,002
Advanced Micro-Fabrication Equipment, Inc. China A Shares	110,328	5,001,411
Yum China Holdings, Inc.	89,115	4,347,030
Sieyuan Electric Co., Ltd. A Shares	143,600	4,259,790
WuXi XDC Cayman, Inc.[b]	551,000	4,179,367
Sungrow Power Supply Co., Ltd. A Shares	180,600	4,028,926
Castech, Inc. A Shares	401,990	4,021,925
Hangzhou Chang Chuan Technology Co., Ltd. A Shares	202,700	3,621,304
Innovent Biologics, Inc.[b,c,d]	324,000	3,563,860
Neway Valve Suzhou Co., Ltd. A Shares	490,000	3,476,231
Minimax Group, Inc.[b]	28,520	3,380,776
Hygon Information Technology Co., Ltd. A Shares	107,547	3,368,974
Luckin Coffee, Inc. ADR[b]	104,099	3,341,578
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	231,763	3,317,718
Wuxi NCE Power Co., Ltd. A Shares	595,200	3,204,776
Wuxi Biologics Cayman, Inc.[b,c,d]	743,500	3,197,417
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	207,200	2,929,142
Duality Biotherapeutics, Inc.[b]	58,400	2,233,315
Total China/Hong Kong		121,287,652

Taiwan: 31.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	405,000	23,422,983
Delta Electronics, Inc.	261,000	11,768,587
LandMark Optoelectronics Corp.	154,000	8,084,959
All Ring Tech Co., Ltd.[e]	295,000	7,399,453
Chroma ATE, Inc.	154,000	7,389,604
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,571	6,951,969
Kaori Heat Treatment Co., Ltd.	202,000	5,655,771
Hon Precision, Inc.	48,339	5,348,528
Accton Technology Corp.	86,000	4,242,997
Unimicron Technology Corp.[e]	304,000	4,184,445
eMemory Technology, Inc.	47,000	4,001,863
Acter Group Corp., Ltd.	171,000	3,813,275
United Microelectronics Corp.	1,843,000	3,303,762
WIN Semiconductors Corp.[e]	269,000	2,927,994
United Microelectronics Corp. ADR	312,407	2,805,415
MediaTek, Inc.	56,000	2,686,050
ASPEED Technology, Inc.	7,000	2,412,863
Browave Corp.[e]	93,000	2,269,351
Total Taiwan		108,669,869

	Shares	Value

South Korea: 21.1%
Samsung Electronics Co., Ltd.	183,522	$21,685,146
SK Hynix, Inc.	21,394	12,262,706
Samsung Electro-Mechanics Co., Ltd.	34,416	9,961,636
Hanwha Aerospace Co., Ltd.	11,533	9,935,132
HD Hyundai Electric Co., Ltd.	8,458	4,842,208
Mirae Asset Securities Co., Ltd.	83,278	3,565,555
HD Hyundai Heavy Industries Co., Ltd.	10,874	3,518,886
Samsung C&T Corp.	19,303	3,417,703
Hyundai Rotem Co., Ltd.	24,575	2,858,980
Total South Korea		72,047,952

India: 5.7%
MTAR Technologies, Ltd.[b,d]	139,410	5,096,873
Delhivery, Ltd.[b]	781,447	3,461,691
Reliance Industries, Ltd.	235,870	3,392,180
Bajaj Finance, Ltd.	341,556	2,922,587
Netweb Technologies India, Ltd.	72,144	2,381,818
Bharti Airtel, Ltd.	121,801	2,314,632
Total India		19,569,781

Japan: 2.9%
Hitachi, Ltd.	179,500	5,265,721
Panasonic Holdings Corp.	275,700	4,623,864
Total Japan		9,889,585

Total Investments: 97.2%		331,464,839
(Cost $281,007,015)
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.8%		9,677,752
Net Assets: 100.0%		$341,142,591

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $6,761,277, which is 1.98% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $16,781,243 and 4.92% of net assets.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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